Income Taxes (Table 2) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Computed “expected” tax benefit	$ 221.7	$ 121.1	$ 178.1
Change in valuation allowances:
Decrease	(373.1)	(112.6)	(148.3)
Increase	11.9	31.7	25.6
International rate differences:
Increase	266.4	148.2	60.6
Decrease	(27.6)	(50.8)	(81.8)
Non-deductible or non-taxable interest and other expenses:
Decrease	(236.5)	(133.5)	(84.7)
Increase	58.0	85.2	2.4
Tax effect of intercompany financing	166.9	82.7	0.0
Basis and other differences in the treatment of items associated with investments in subsidiaries and affiliates	(135.4)	(4.0)	(24.6)
Non-deductible or non-taxable foreign currency exchange results:
Increase	71.9	0.5	0.0
Decrease	(16.3)	(56.1)	(10.4)
Recognition of previously unrecognized tax benefits	29.5	0.0	0.0
Enacted tax law and rate changes	23.9	(377.8)	12.3
Change in subsidiary tax attributes due to a deemed change in control	0.0	(88.0)	0.0
Other, net	13.7	(2.1)	(4.2)
Total income tax benefit (expense)	$ 75.0	$ (355.5)	$ (75.0)